FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities At Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Assets
Total financial assets	$ 9,544	$ 9,466
Liabilities:
Total financial liabilities	129	7
Marketable securities [Member]
Assets
Assets	9,540	9,466
Foreign Currency Derivatives [Member]
Assets
Assets	4
Liabilities:
Liabilities	128
Warrant [Member]
Liabilities:
Liabilities	1	7
Level 1 [Member]
Assets
Total financial assets	0	0
Liabilities:
Total financial liabilities	0	0
Level 1 [Member] | Marketable securities [Member]
Assets
Assets	0	0
Level 1 [Member] | Foreign Currency Derivatives [Member]
Assets
Assets	0
Liabilities:
Liabilities	0
Level 1 [Member] | Warrant [Member]
Liabilities:
Liabilities	0	0
Level 2 [Member]
Assets
Total financial assets	9,544	9,466
Liabilities:
Total financial liabilities	128	0
Level 2 [Member] | Marketable securities [Member]
Assets
Assets	9,540	9,466
Level 2 [Member] | Foreign Currency Derivatives [Member]
Assets
Assets	4
Liabilities:
Liabilities	128
Level 2 [Member] | Warrant [Member]
Liabilities:
Liabilities	0	0
Level 3 [Member]
Assets
Total financial assets	0	0
Liabilities:
Total financial liabilities	1	7
Level 3 [Member] | Marketable securities [Member]
Assets
Assets	0	0
Level 3 [Member] | Foreign Currency Derivatives [Member]
Assets
Assets	0
Liabilities:
Liabilities	0
Level 3 [Member] | Warrant [Member]
Liabilities:
Liabilities	$ 1	$ 7